Loans And Allowance For Credit Losses	12 Months Ended
Mar. 31, 2012
Loans And Allowance For Credit Losses [Abstract]
Loans And Allowance For Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2011 and 2012, by domicile and type of industry of borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2011	2012
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,451,720
Construction	1,280,899	1,155,926
Real estate	11,660,798	11,035,029
Services	3,417,689	3,239,688
Wholesale and retail	8,443,580	8,492,234
Banks and other financial institutions(1)	3,421,419	3,511,055
Communication and information services	1,249,272	1,284,585
Other industries	8,410,092	10,390,191
Consumer	18,420,864	17,636,553

Total domestic	67,552,646	68,196,981

Foreign:
Governments and official institutions	516,637	554,933
Banks and other financial institutions(1)	3,565,502	4,722,587
Commercial and industrial	13,116,390	15,675,995
Other	2,853,671	3,238,830

Total foreign	20,052,200	24,192,345

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(91,083)

Total(2)	¥87,501,975	¥92,298,243

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual and restructured loans were ¥2,008,729 million and ¥2,112,964 million at March 31, 2011 and 2012, respectively. Had interest on these loans been accrued pursuant to the original terms, gross interest income on such loans for the fiscal years ended March 31, 2011 and 2012 would have been approximately ¥101.1 billion and ¥93.8 billion, respectively, of which approximately ¥46.0 billion and ¥44.8 billion, respectively, were included in interest income on loans in the accompanying consolidated statements of income. Accruing loans contractually past due 90 days or more were ¥55,748 million and ¥65,577 million at March 31, 2011 and 2012, respectively.

The MUFG Group provided commitments to extend credit to customers with restructured loans. The amounts of such commitments were ¥13,796 million and ¥15,729 million at March 31, 2011 and 2012, respectively. See Note 22 for further discussion of commitments to extend credit.

Nonaccrual Loans

The nonaccrual status of loans by class at March 31, 2011 and 2012 is shown below:

	2011	2012
	(in millions)
Commercial
Domestic	¥686,084	¥808,757
Manufacturing	137,275	199,608
Construction	48,338	39,959
Real estate	128,282	104,690
Services	74,234	84,753
Wholesale and retail	171,870	237,380
Banks and other financial institutions	7,238	7,802
Communication and information services	32,978	33,233
Other industries	36,163	47,931
Consumer	49,706	53,401
Foreign-excluding UNBC	102,869	69,361
Residential	129,777	122,270
Card	141,445	113,450
UNBC	78,623	49,651

Total(1)	¥1,138,798	¥1,163,489

Note:

(1)	The above table does not include loans held for sale of ¥548 million and nil at March 31, 2011 and 2012, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,346 million at March 31, 2011 and 2012, respectively.

Impaired Loans

The MUFG Group's impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans by class at March 31, 2011:

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million.

The average recorded investments in impaired loans were approximately ¥1,717 billion and ¥1,866 billion, respectively, for the fiscal years ended March 31, 2010 and 2011.

For the fiscal years ended March 31, 2010 and 2011, the MUFG Group recognized interest income of approximately ¥33.4 billion and ¥42.0 billion, respectively, on impaired loans.

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management's assessment.

The following table shows information about impaired loans by class at March 31, 2012 and average recorded loan balance and recognized interest income on impaired loans for the fiscal year ended March 31, 2012:

	At March 31, 2012					Fiscal year ended March 31, 2012
	Recorded Loan Balance
	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769	¥1,270,856	¥21,356
Manufacturing	302,210	56,268	358,478	376,393	187,081	333,409	5,656
Construction	33,802	22,034	55,836	60,498	19,986	63,215	1,370
Real estate	112,357	50,982	163,339	176,520	52,165	173,739	2,476
Services	140,228	36,378	176,606	182,044	74,707	176,047	3,203
Wholesale and retail	299,637	69,051	368,688	375,464	192,671	326,440	5,239
Banks and other financial institutions	9,418	253	9,671	11,777	2,314	9,812	85
Communication and information services	39,077	12,534	51,611	54,063	23,278	55,387	1,152
Other industries	54,183	8,918	63,101	63,336	40,484	57,612	927
Consumer	54,430	22,912	77,342	86,934	24,083	75,195	1,248
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049	138,900	1,016
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704	35,307	1,983
Residential	303,449	23,513	326,962	406,740	102,892	318,512	6,549
Card	145,123	1,666	146,789	164,659	47,418	149,255	6,972
UNBC	29,554	14,915	44,469	49,974	5,321	45,297	1,354

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153	¥1,958,127	¥39,230

Note:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2011 and 2012 are shown below:

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,083,976	¥149,261	¥4,041,703

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥160,209 million. See Note 2 for more information on FDIC covered loans.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group's internal borrower ratings of 1 through 15 with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower's expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower's business profile, management and compliance system. In evaluating a borrower's debt-service capability, the MUFG Group also conducts assessment on the level of earnings and an analysis of the borrower's net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15). Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons. Loans to borrowers categorized as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

For the Commercial, Residential and Card segments, credit quality indicators are based on March 31 information. For the UNBC segment, credit quality indicators are basically based on December 31 information.

Past Due Analysis

Age analysis of past due loans by class at March 31, 2011 and 2012 are shown below:

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Allowance for Credit Losses

Changes in the allowance for credit losses for the fiscal years ended March 31, 2010 and 2011 are shown below:

	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,156,638	¥1,315,615
Provision for credit losses	647,793	292,035
Charge-offs	520,772	385,770
Less—Recoveries	52,372	43,670

Net charge-offs	468,400	342,100
Others(1)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in the allowance for credit losses by portfolio segment for the fiscal year ended March 31, 2012 and recorded investment in loans by portfolio segment at March 31, 2012 are shown below:

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(2)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Allowance for credit losses total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total loans(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

Notes:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Others principally include gains from foreign exchange translation.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease in the allowance for credit losses due to loan disposal activity amounting to ¥6.8 billion, ¥0.6 billion and ¥1.2 billion for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

The MUFG Group sold ¥706 billion of commercial loans during the fiscal year ended March 31, 2012.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2011	2012
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥341,843	¥29,483
Cash flows expected to be collected at acquisitions	181,663	2,854
Fair value of loans at acquisition	152,263	2,854
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥60,925	¥84,728
Additions	29,401	—
Accretion	(27,321)	(34,373)
Disposals	—	—
Reclassifications from nonaccretable difference	23,184	37,793
Foreign currency translation adjustments	(1,461)	(1,271)

Balance at end of fiscal year	¥84,728	¥86,877

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥522,015	¥662,369
Outstanding balance at end of fiscal year	662,369	493,111
Carrying amount at beginning of fiscal year	188,719	271,909
Carrying amount at end of fiscal year	271,909	212,702
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥760	¥2,854
Carrying amount at end of fiscal year	29,833	26,346
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥25,906	¥34,985
Additional provisions during fiscal year	13,516	5,620
Reductions of allowance during fiscal year	2,202	1,658
Balance of allowance for loan losses at end of fiscal year	34,985	36,391

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group's leasing operations are performed through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2011 and 2012, the components of the investment in direct financing leases were as follows:

	2011	2012
	(in millions)
Minimum lease payments receivable	¥638,287	¥565,967
Estimated residual values of leased property	26,713	17,653
Less—unearned income	(59,333)	(43,840)

Net investment in direct financing leases	¥605,667	¥539,780

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2012 were as follows:

Direct financing leases
(in millions)
Fiscal year ending March 31:
2013	¥190,504
2014	147,013
2015	96,016
2016	58,641
2017	26,999
2018 and thereafter	46,794

Total minimum lease payment receivables	¥565,967

Government-led Loan Restructuring Program

Under the legislation enacted by the Japanese Diet in June 1996, which incorporates the restructuring program for the loans of seven failed housing-loan companies (the "Jusen"), the Deposit Insurance Corporation ("DIC") established a Housing Loan Administration Corporation ("HLAC") to collect and dispose of the loans of the liquidated Jusen. In 1999, HLAC merged with the Resolution and Collection Bank Limited to create the Resolution and Collection Corporation ("RCC"), which is wholly owned by the DIC.

Financial institutions, including the MUFG Group, waived the repayment of substantial amounts of the loans to the Jusen and transferred the remaining balances to HLAC. Financial institutions were requested to make loans to HLAC to finance its collection activities, and in the fiscal year ended March 31, 1997, the MUFG Group made loans of ¥407,078 million with an original maturity term of 15 years. The 15-year term loans to HLAC, which are guaranteed by the DIC under the legislation and the loan agreements, mature in 2011 and earn interest at TIBOR (Tokyo Interbank Offered Rate) plus 0.125%. On October 1, 2005, the MUFG Group acquired, at fair value, loans of the UFJ Holdings Group to HLAC in connection with the merger with UFJ Holdings. During the fiscal years ended March 31, 2011 and 2012, certain of these loans were repaid before maturity. At March 31, 2011 and 2012, outstanding loans to RCC were ¥169,559 million and nil, respectively.

Under this restructuring program, a Financial Stabilization Fund (the "Special Fund") was established within the DIC, and the Bank of Japan and other financial institutions established another fund (the "New Fund"). These funds are principally invested in Japanese government bonds. The MUFG Group made non-interest-earning deposits of ¥176,089 million with the Special Fund and the New Fund in the fiscal year ended March 31, 1997, and expected all collection activities to be completed by December 2011, after 15 years of collection activities of the Jusen loans by RCC.

As the end of RCC's operations was approaching, the amount of the loss (so-called "stage two loss"), which might have ultimately been incurred through the collection activities, had been becoming clearer. In May 2011, the Japanese Diet enacted a law to partially revise the Deposit Insurance Law. Although it has already been decided that the loss should be shared equally between the Japanese government and private financial institutions, the revised law clarified the details of how the Japanese government will absorb the half of the loss. On the other hand, the second half of the loss, which has to be absorbed by private financial institutions, would be covered by the investment income earned by the Special Fund during the 15 years. However, if the loss exceeds the total of investment income earned by the Special Fund, such an excess loss would be covered by the deposits with the Special Fund. As a possibility of such an excess loss became higher, the MUFG Group recognized impairment losses for the deposits with the Special Fund of ¥22,705 million, which are included in Other non-interest expenses, for the fiscal year ended March 31, 2011.

The deposit balances with the New Fund and the Special Fund as of March 31, 2011 and 2012, which are included in Other assets, were ¥362,695 million and ¥204,956 million, respectively, reflecting a present value discount and subsequent accretion of the discount during the period until the expected maturity date.

In September 2011, the deposits of ¥161,435 million with the New Fund were fully collected according to their terms. In December 2011, the Policy Board Meeting of DIC announced a decision that it would return the Special Fund in full by the end of June 2012.

Subsequent to March 31, 2012, in June 2012, deposits of ¥204,956 million with the Special Fund, were fully collected according to the decision made in December 2011.

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual customers in Japan and overseas in the normal course of its business. In order to improve its loan quality, BTMU and MUTB actively disposed of nonperforming loans. Most of such nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of BTMU and MUTB generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net gains on the sales of loans were ¥17,764 million, ¥10,382 million and ¥16,256 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Loan Securitization

During the fiscal year ended March 31, 2009, the MUFG Group securitized commercial loans without recourse to a special purpose entity which was accounted for as a trust. The MUFG Group's retained interests consisted of senior beneficial interests which were recorded as investment securities. The subordinated beneficial interests were sold and the gains or losses recognized were not material. The MUFG Group had no significant securitization transactions accounted for as sales for the fiscal years ended March 31, 2010, 2011 and 2012.

The initial fair value of the senior beneficial interests at the date of the securitization was estimated based on the present value of future expected cash flows using inputs which are observable for the asset or liability either directly or indirectly. The key inputs and assumptions used in measuring the initial fair value were one month forward rates and anticipated credit spreads. A possibility of prepayment was not considered in measuring fair value because it was not assumed to occur for commercial loans.

The carrying amount of the investment securities was allocated between the senior beneficial interests and the subordinated beneficial interests based on their relative fair values at the date of the securitization. The senior beneficial interests are carried at their fair values, and the unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders' equity until realized. The fair value of the senior beneficial interests was ¥22,032 million and ¥12,133 million at March 31, 2011 and 2012, respectively. The purpose of the special purpose entity is to hold and manage only loans without recourse. The following table reflects principal amounts related to assets and liabilities of the special purpose entity at March 31, 2011 and 2012:

	2011	2012
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥15,165

Senior beneficial interests retained by the MUFG Group	¥22,854	¥12,559
Subordinated beneficial interests sold to investors	2,784	2,606

Total beneficial interests	¥25,638	¥15,165

The MUFG Group provides servicing for beneficial interests in the securitized loans. However, no servicing assets or liabilities were recorded as a result of this transaction since the MUFG Group received adequate compensation. The MUFG Group has never provided contractual or noncontractual financial support to the special purpose entity or subordinated beneficial interests holders during or before the present period. Also, there were no liquidity arrangements, guarantees or other commitments provided by third parties related to the transferred financial assets. At March 31, 2011 and 2012, key economic assumptions used in measuring the fair value of the senior beneficial interests were as follows:

	2011	2012
One month forward rate	(0.22) - 0.79%	(0.28) - 0.78%
Credit spread	2.80 - 7.20%	2.49 - 7.16%

At March 31, 2011 and 2012, the sensitivities of the fair value of the senior beneficial interests to an immediate adverse change of 10 basis points ("bp") and 20bp, and 10% and 20% were as follows:

	2011	2012
One month forward rate:
Impact of 10bp adverse change	99.85 - 99.92%	99.86 - 99.88%
Impact of 20bp adverse change	99.70 - 99.84%	99.72 - 99.77%
Credit spread:
Impact of 10% adverse change	99.02 - 99.79%	99.15 - 99.71%
Impact of 20% adverse change	98.04 - 99.57%	98.30 - 99.42%

The sensitivities are hypothetical. In this table, the effect of a variation in a particular assumption on the fair value of the senior beneficial interests was calculated without changing any other assumptions; in reality, changes could be correlated and changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows between the MUFG Group and the special purpose entity for the fiscal years ended March 31, 2011 and 2012:

	2011	2012
	(in millions)
Cash flows from collections received on senior beneficial interests	¥17,937	¥10,295
Cash flows from dividends on senior beneficial interests	209	119
Servicing fees collected	4	2

There were no other loans that were managed with the securitized loans, and both the transferred assets and the retained assets had no delinquencies at March 31, 2011 and 2012. No credit losses were incurred from those loans for the fiscal years ended March 31, 2011 and 2012.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2011 and 2012, outstanding loans to such related parties were not material.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2010, 2011 and 2012, there were no loans to related parties that were charged-off. Additionally, at March 31, 2010, 2011, and 2012, there were no loans to related parties that were impaired.